Congress All Cap Opportunity Fund
Congress All Cap Opportunity Fund
Investment Objective
The Congress All Cap Opportunity Fund (the “All Cap Opportunity Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the All Cap Opportunity Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Congress All Cap Opportunity Fund		Retail Class	Institutional Class
Management Fees		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		1.06%	1.06%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.92%	1.67%
Fee Waiver and/or Expense Reimbursement		(0.66%)	(0.66%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.26%	1.01%
[1]	Congress Asset Management Company, LLP (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund's investment in other investment companies referred to as "Acquired Fund Fees and Expenses," interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the All Cap Opportunity Fund to 1.25% and 1.00% of the All Cap Opportunity Fund's Retail Class shares' and Institutional Class shares' average net assets, respectively (the "Expense Caps"). The Expense Caps are indefinite, and will remain in effect until at least February 28, 2019. Prior to April 30, 2017, the expense caps were 1.00% and 0.75% of the All Cap Opportunity Fund's Retail Class shares' Institutional Class shares' average net assets, respectively. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or reimbursement. The All Cap Opportunity Fund's net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Cap.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The Example below is intended to help you compare the cost of investing in the All Cap Opportunity Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the All Cap Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year only).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Congress All Cap Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	128	539	975	2,190
Institutional Class	103	462	845	1,921

Portfolio Turnover
The All Cap Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies
The All Cap Opportunity Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.  The Fund’s investment premise is that market inefficiencies exist between fixed income and equity valuations which, if properly identified, can lead to investment opportunities which can be exploited.  An analysis of a company’s entire capital structure can provide a unique insight into a purchase or sell decision of a particular stock.  The Advisor seeks to uncover these inefficiencies for the Fund, and identify equity investment opportunities which may provide the opportunity for long term capital appreciation.  The Fund invests primarily in publicly traded stocks of U.S. companies, irrespective of market capitalization size or industry sector.  The All Cap Opportunity Fund may invest up to 20% of its total assets in investment grade debt securities, such as commercial paper or corporate debt securities.  Additionally, the Fund may invest up to 20% of its total assets in the securities of foreign issuers, including in American Depositary Receipts (“ADRs”).  The All Cap Opportunity Fund is “opportunistic” and may focus its investments in securities and industries that the Advisor believes are poised to experience earnings growth.  The Advisor may sell a security for a number of reasons including, but not limited to, a determination that the security no longer meets its investment criteria or if a new security is judged to be more attractive than a current holding.  The All Cap Opportunity Fund may, from time to time, have significant exposure to one or more sectors of the market.

Principal Risks of Investing in the All Cap Opportunity Fund
There is a risk that you could lose all or a portion of your investment in the Fund.  The principal risks of an investment in the Fund include:

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Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

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Debt/Fixed Income Securities Risk:  An increase in interest rates typically will cause a fall in the value of the debt securities in which the Fund may invest.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities.  An issuer of a fixed income security may fail to pay all or a portion of the payment of principal and/or interest on a security.

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Equity Market Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

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Foreign Investment Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares.  When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipt may not provide a return that corresponds precisely with that of the underlying foreign shares.

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Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

•	Regulatory Risk: Changes in government regulations may adversely affect the value of a security.

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Sector-Focus Risk:  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

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Small and Medium Companies Risk:  Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied since inception.  The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares, depending on the fees and expenses of the Retail Class shares.  The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with a domestic broad‑based market index and a secondary index provided to offer a broader market perspective.  The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.congressasset.com/funds.

Congress All Cap Opportunity Fund Calendar Year Total Return as of December 31 Institutional Class

Year to Date Return as of 6/30/2017: 8.09%
Highest Quarterly Return:	Q1, 2013	14.09%

Lowest Quarterly Return:	Q3, 2015	-9.49%

Average Annual Total Returns as of December 31, 2016
Average Annual Returns - Congress All Cap Opportunity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return Before Taxes	13.51%	12.50%	Oct. 31, 2012
Retail Class	Retail Class Shares Return Before Taxes	13.18%	12.19%	Oct. 31, 2012
After Taxes on Distributions | Institutional Class	Institutional Class Shares Return After Taxes on Distributions	13.43%	12.24%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	7.70%	9.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.12%	Oct. 31, 2012
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.17%	Oct. 31, 2012

After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares.  After tax returns for the Fund’s Retail Class Shares will vary.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after‑tax returns depend on your situation and may differ from those shown.  Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.